Expense Example, No Redemption - Columbia Select Large Cap Value Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 652
Expense Example, No Redemption, 3 Years	883
Expense Example, No Redemption, 5 Years	1,131
Expense Example, No Redemption, 10 Years	1,843
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	559
Expense Example, No Redemption, 5 Years	986
Expense Example, No Redemption, 10 Years	2,174
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	404
Expense Example, No Redemption, 5 Years	724
Expense Example, No Redemption, 10 Years	1,629
Class Inst2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	982
Class Inst
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	248
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,054
Class Adv
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	248
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,054
Class Inst3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	212
Expense Example, No Redemption, 5 Years	394
Expense Example, No Redemption, 10 Years	$ 922